Income Taxes (Table 4) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss and other carryforwards	$ 6,637.9	$ 7,286.1
Property and equipment, net	3,469.2	3,470.7
Debt	1,189.0	837.7
Derivative instruments	345.9	518.4
Intangible assets	149.6	187.5
Other future deductible amounts	265.3	265.0
Deferred tax assets	12,056.9	12,565.4
Valuation allowance	(6,679.4)	(7,052.8)
Deferred tax assets, net of valuation allowance	5,377.5	5,512.6
Deferred tax liabilities:
Intangible assets	(2,338.2)	(1,471.1)
Property and equipment, net	(1,861.4)	(1,945.3)
Investments	(367.6)	(400.7)
Derivative instruments	(142.7)	(129.5)
Other future taxable amounts	(160.3)	(253.8)
Deferred tax liabilities	(4,870.2)	(4,200.4)
Net deferred tax asset	$ 507.3	$ 1,312.2